SIGNIFICANT ACCOUNTING POLICIES (Policy)	12 Months Ended
Dec. 31, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basis of presentation of the financial statements
Basis of presentation of the financial statements:

The preparation of financial statements in conformity with U.S generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Functional currency, presentation currency and foreign currency
Functional currency, presentation currency and foreign currency:

The functional currency of the Company is the U.S Dollar.

The functional currencies of Optibase's subsidiaries are CHF and U.S dollar. The Company has elected to use U.S dollar as its reporting currency for all years presented.

While the functional currency of the Company's subsidiaries in the United States is the U.S dollars, the functional currency of the subsidiaries in Switzerland is their lead currency, i.e. CHF. Since the Company's functional and reporting currency is the USD, the financial statements of Optibase Real Estate SARL and OPCTN S.A. whose functional currency has been determined to be CHF have been translated into U.S. dollars.  Assets and liabilities of these subsidiaries are translated at the year-end exchange rates and their statement of operations items are translated using the actual exchange rates at the dates on which those items are recognized. Such translation adjustments are recorded as a separate component of accumulated other comprehensive income in shareholders' equity.

Principles of consolidation
Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany transactions and balances have been eliminated upon consolidation.

Non-controlling Interests
Non-controlling Interests:

Non-controlling interests generally represent the portion of equity that the Company does not own in those entities that it consolidates. The Company accounts for and reports its non-controlling interests in accordance with the provisions required under the Consolidation Topic of the FASB ASC 810. Non-controlling interests are separately presented within the equity section of the consolidated balance sheets. The amounts of consolidated net earnings attributable to the Company and to the non-controlling interests are presented on the consolidated statement of income.

Cash equivalents
Cash equivalents:
Cash equivalents include short-term, highly liquid investments that are readily convertible to cash, with original maturities of three months or less at the date acquired.

Property and equipment
Property and equipment:

Real estate and equipment are stated at cost net of accumulated depreciation. Costs include those related to acquisition, including building improvements.

Depreciation is computed using the straight-line method over the estimated useful lives of the assets, as follows:

Years

Building and buildings' improvements	20-63

Long-lived assets including intangible assets
Long-lived assets including intangible assets:

The Company and its subsidiaries long-lived assets are reviewed for impairment in accordance with ASC 360, "Property, Plant and Equipment", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell.

The Company reviewed assets on a component-level basis, which is the lowest level of assets for which there are identifiable cash flows that can be distinguished operationally and for financial reporting purposes. The carrying amount of the asset group was compared with the related expected undiscounted future cash flows to be generated by those assets over the estimated remaining useful life of the primary asset. In cases where the expected future cash flows were less than the carrying amounts of the assets, those assets were considered impaired and written down to their fair values. Fair value was established based on discounted cash flows. As of December 31, 2012 and 2013, no impairment losses have been identified.

Investments in companies
Investments in companies:

Investments in non-marketable equity securities of companies in which the Company does not have control or the ability to exercise significant influence over their operation and financial policies are recorded at cost.

Management evaluates investments in non-marketable equity securities for evidence of other-than temporary declines in value. When relevant factors indicate a decline in value that is other-than temporary the Company recognizes an impairment loss for the decline in value. As for impairment charges recorded during 2012 see Note 6a.

Investments in associates
Investments in associates:

Associates are companies in which the Group has significant influence over the financial and operating policies without having control.

The investment in associates is accounted for using the equity method of accounting. Under the equity method, the investment in associates is accounted for in the financial statements at cost plus changes in the Group's share of net assets, including other comprehensive income (loss), of the associates. The equity method is applied until the loss of significant influence or classification of the investment as non-current asset held-for-sale.

The accounting policy in the financial statements of the associates has been applied consistently and uniformly with the policy applied in the financial statements of the Group.

Goodwill and bargain purchase gain
Goodwill and bargain purchase gain:

Goodwill reflects the excess of the fair value of the acquired business over the fair value of net identifiable assets acquired in various business acquisitions. The Company accounts for goodwill in accordance with the Intangibles - Goodwill and Other Topic of the FASB ASC 350.

A bargain purchase gain in the Eldista acquisition, represents the excess of 100% of the recognized bases of identifiable assets acquired, net of assumed liabilities, over the aggregate of the acquisition-date fair values of (1) the acquirer's interest in the acquiree, (2) noncontrolling interests in the acquiree and (3) any equity interest held in the acquiree by the acquirer immediately before the acquisition date.

With respect to bargain purchase, the Company recognized a gain in the amount of $ 4,412 a corresponding deduction from net income attributable to non-controlling interest in the amount of $ 2,162 in the consolidated statement of operations for the year ended December 31, 2011 (See note 1.b(1)).

Intangible assets
Intangibles assets:

Intangible assets consist of in-place lease values, tenant origination costs and above-market rents that were recorded in connection with the acquisition of the properties. Intangible assets are amortized and accreted using the straight-line method over the term of the related leases. When a lease is terminated early, any remaining unamortized balances under lease intangible assets or liabilities are charged to earnings.

Derivative Instruments
Derivative Instruments:

The Company accounts for derivatives and hedging based on ASC No. 815, "Derivatives and Hedging". ASC No. 815 requires the Company to recognize all derivatives on the balance sheet at fair value. The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, the Company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge, or a hedge of a net investment in a foreign operation. If the derivatives meet the definition of a hedge and are so designated, depending on the nature of the hedge, changes in the fair value of such derivatives will either be offset against the change in fair value of the hedged assets, liabilities, or firm commitments through earnings, or recognized in other comprehensive income until the hedged item is recognized in earnings. The ineffective portion of a derivative's change in fair value is recognized in earnings. As of December 31, 2012 and 2013, the Company had no outstanding hedging instruments. At times, it may use derivative instruments to manage exposure to variable interest rate risk. From time to time, the Company enters into interest rate swaps to manage its exposure to variable interest rate risk and treasury locks to manage the risk of interest rates rising prior to the issuance of debt. The Company generally enters into derivative instruments that qualify as cash flow hedges and it does not enter into derivative instruments for speculative purposes.

Business Combinations
Business Combinations:

The Company allocated the purchase price of acquired properties to land, building, intangible assets and other liabilities in accordance with the Business Combinations Topic of the FASB ASC 805-10.  The Company allocated the initial purchase price of assets acquired (net tangible and identifiable intangible assets) and liabilities assumed based on their relative fair values at the date of acquisition. There are two categories of intangible assets to be considered:

(1) in-place leases; (2) above and below-market value of in-place leases. The aggregate value of other acquired intangible assets, consisting of in-place leases, is measured by the excess of (i) the purchase price paid for a property after adjusting existing in-place leases to market rental rates over (ii) the estimated fair value of the property as-if-vacant, determined as set forth above. The value of in-place leases exclusive of the value of above-market and below-market in-place leases is amortized to depreciation expense over the estimated remaining term of the respective leases. The value of above-market and below-market in-place leases is amortized to rental revenue over the estimated remaining term of the leases. If a lease were to be terminated prior to its stated expiration, all unamortized amounts relating to that lease would be written off. Other than as discussed above, the Company has determined that our real estate properties do not have any other significant identifiable intangibles. The results of operations of acquired properties are included in our financial statements as of the dates they are acquired. The intangible assets and liabilities associated with property acquisitions are included in other assets and other liabilities in our consolidated balance sheets.

Revenue recognition
Revenue recognition:

The Company generates revenues from fixed income real-estate derived from its buildings held through its subsidiaries in Switzerland (Rümlang and Geneva) and Miami FL.

Rental income includes minimum rents which are recognized on an accrual basis over the terms of the related leases on a straight-line basis. Lease revenue recognition commences when the lessee is given possession of the leased space and there are no contingencies offsetting the lessee's obligation to pay rent.

Contingencies
Contingencies:

The Company periodically estimates the impact of various conditions, situations and/or circumstances involving uncertain outcomes to its financial condition and operating results. The Company accounts for contingent events as required by ASC 450 "Contingencies". ASC 450 defines a contingency as "an existing condition, situation, or set of circumstances involving uncertainty as to possible gain or loss to an enterprise that will ultimately be resolved when one or more future events occur or fail to occur". Legal proceedings are a form of such contingencies.

In accordance with ASC 450, accruals for exposures or contingencies are being provided when the expected outcome is probable. It is possible, however, that future results of operations for any particular quarter or annual period could be materially affected by changes in the Company's assumptions, the actual outcome of such proceedings or as a result of the effectiveness of the Company strategies related to these proceedings.

Income taxes
Income taxes:

The Company and its subsidiaries account for income taxes in accordance with ASC Topic 740, "Income Taxes" ("ASC 740"),  which prescribes the use of the liability method, whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company and its subsidiaries provide a valuation allowance, if necessary, to reduce deferred tax assets to amounts more likely than not to be realized.

ASC 740 clarifies the accounting for uncertainties in income taxes by establishing minimum standards for the recognition and measurement of tax positions taken or expected to be taken in a tax return. Under the requirements of ASC 740, the Company must review all of its tax positions and make a determination as to whether its position is more-likely-than-not to be sustained upon examination by regulatory authorities. If a tax position meets the more-likely-than-not standard, then the related tax benefit is measured based on a cumulative probability analysis of the amount that is more-likely-than-not to be realized upon ultimate settlement or disposition of the underlying issue. The Company policy is to accrue interest and penalties related to unrecognized tax benefits in its financial expenses.

Concentrations of credit risk
Concentrations of credit risk:

Financial instruments that potentially subject the Company and its subsidiaries to concentrations of credit risk consist principally of cash and cash equivalents, accounts receivables and long-term lease deposits.

Cash and cash equivalents are invested in U.S. dollar deposits with major banks in Israel, the United States and Switzerland. Cash and cash equivalents in the United States may be in excess of insured limits and are not insured in other jurisdictions. The Company maintains cash and cash equivalents with diverse financial institutions and monitors the amount of credit exposure to each financial institution.

Accounts receivable includes amounts billed to tenants and accrued expense recoveries due from tenants. The Company makes estimates of the uncollectability of its accounts receivable using the specific identification method related to base rents, straight-line rent balances, expense reimbursements and other revenues. It also analyzes accounts receivable and historical bad debt levels, tenant credit-worthiness, payment history and current economic trends when evaluating the adequacy of the allowance for doubtful accounts. Accounts receivable are written-off when they are deemed to be uncollectible and the Company is no longer actively pursuing collection. The Company's reported net income is directly affected by management's estimate of the collectability of accounts receivable.

Earnings (loss) per share
Earnings (loss) per share:

Basic net earnings (losses) per share are computed based on the weighted average number of Ordinary shares outstanding during each year. Diluted net earnings (losses) per share is computed based on the weighted average number of Ordinary shares outstanding during each year, plus dilutive potential Ordinary shares considered outstanding during the year, in accordance with ASC 260, "Earning Per Share".

Accounting for stock-based compensation
Accounting for stock-based compensation:

ASC Topic 718 "Compensation - Stock Compensation" ("ASC 718"), requires companies to estimate the fair value of share-based awards on the date of grant using an option-pricing model.

The Company recognizes these compensation costs net of a forfeiture rate and recognizes the compensation costs for only those shares expected to vest on a straight-line basis over the requisite service period of the award, which is generally the option vesting term of four years. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

The Company estimates the fair value of stock options granted using the Black-Scholes- Merton option pricing model. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term. Expected volatility is calculated based upon actual historical stock price movements. The expected term of options granted is based upon historical experience and represents the period of time that options granted are expected to be outstanding. The risk free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

The fair value was estimated at the date of grant using the following weighted average assumptions for the Black-Scholes model for the year ended December 31, 2011. During 2012 and 2013 there were no grants.

December 31,
2011

Dividend yield	0%
Volatility	67%
Risk free interest	0.9%-1.7%
Expected term (years)	4.75

Treasury Shares
Treasury Shares:

During the past years, the Company repurchased certain of its Ordinary shares on the open market and holds such shares as treasury shares. The Company presents the cost to repurchase treasury shares as a reduction from shareholders' equity. From time to time the Company reissues treasury shares under the stock purchase plan, upon exercise of option and upon vesting of restricted stock units. When treasury stock is reissued, the Company accounts for the re-issuance in accordance with ASC No. 505-30, "Treasury Stock" and charges the excess of the purchase cost, including related stock-based compensation expenses, over the re-issuance price to retained earnings. The purchase cost is calculated based on the specific identification method. In case the purchase cost is lower than the re-issuance price, the Company credits the difference to additional paid-in capital.

Fair value of financial instruments
Fair value of financial instruments:

The carrying amounts of the Company's financial instruments, including cash and cash equivalents, other accounts receivable, trade payables, other accounts payable, and accrued liabilities, approximate fair value because of their generally short-term maturities.

ASC 820 clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1-	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2-	Include other inputs that are directly or indirectly observable in the marketplace.

Level 3-	Unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

Swap instrument (see note 1b(1)) are measured at fair value under ASC 820 on a recurring basis as of December 31,2012 and 2013.

Comprehensive income
Comprehensive income:

In June 2011, the FASB issued ASU 2011-05 Presentation of Comprehensive Income, codified in ASC 220 "Comprehensive Income". The guidance requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The guidance also eliminates the option to present the components of other comprehensive income as part of the statement of equity. The Company adopted the new guidance commencing January 1, 2012.  The Company chose to present the Comprehensive Income in two separate but consecutive statements.

Accounting Pronouncements
Accounting Pronouncements

In July 2013, the FASB issued ASU 2013-11, Topic 740, " Income Taxes", which limits the situations in which unrecognized tax benefits are offset against a deferred tax asset for a net operating loss carry-forward, similar tax loss or tax credit carry forward. ASU 2013-11 is effective for reporting periods beginning after December 15, 2013. We intend to adopt this standard in 2014 and do not expect the adoption will have a material impact on our consolidated results of operations or financial condition.